UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Growth Stock Fund

Investor Class (RPGEX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Investor Class	$99	0.91%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection and an underweight in the real estate sector. Our position in health care real estate investment trust Welltower benefited from strong rent and earnings growth, while China Resources Mixc Lifestyle Services saw strength in its mall operations business amid an improving macroeconomic picture in China. An underweight to health care also boosted relative results.

  Conversely, stock selection in financials detracted the most from relative performance, where our exposure to domestic political and fiscal uncertainty in Indonesia, the Philippines, and Argentina—most notably Indonesia’s Bank Mandiri and Bank Central Asia—dampened relative returns. Industrials and business services names also hurt relative returns due to our positions in two Philippine conglomerates, SM Investments and Ayala, which were challenged by slowing growth in their end markets, particularly real estate.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,177	9,151	9,191
2016	9,961	9,906	9,833
2016	10,298	10,283	10,311
2016	10,240	10,205	10,072
2017	10,585	10,792	10,516
2017	11,570	11,405	11,326
2017	12,545	12,037	12,026
2017	13,202	12,573	12,703
2018	14,700	13,757	14,015
2018	14,080	13,021	13,337
2018	14,566	13,357	13,871
2018	13,215	12,508	12,844
2019	14,054	12,728	13,121
2019	15,362	13,680	14,402
2019	15,406	13,751	14,671
2019	15,531	14,082	15,031
2020	16,884	14,769	16,235
2020	15,823	13,002	15,206
2020	19,377	14,741	18,183
2020	20,172	14,771	18,499
2021	24,162	17,283	21,414
2021	25,718	18,949	22,751
2021	26,977	19,632	23,988
2021	27,561	20,277	24,917
2022	23,984	19,569	22,956
2022	20,376	17,918	20,134
2022	19,941	17,574	19,938
2022	18,544	16,230	17,629
2023	20,139	18,005	19,638
2023	20,041	18,287	20,630
2023	21,930	19,843	22,992
2023	19,833	17,935	20,638
2024	22,362	20,651	24,190
2024	23,671	21,481	25,214
2024	25,243	23,220	27,532
2024	26,116	23,816	28,320
2025	27,299	24,931	30,433
2025	25,584	24,024	28,483
2025	28,386	26,906	33,094
2025	30,685	29,208	36,812

202501-4140694, 202512-4880681

F174-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Investor Class)	17.50%	8.75%	11.86%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,086,542
  Number of Portfolio Holdings239
  Investment Advisory Fees Paid (000s)$6,790
  Portfolio Turnover Rate76.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	38.1%
Financials	18.1
Industrials & Business Services	9.5
Communication Services	9.2
Consumer Discretionary	8.0
Health Care	6.4
Materials	3.2
Consumer Staples	2.5
Energy	2.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.1%
Microsoft	4.5
Apple	4.1
Alphabet	3.6
Amazon.com	2.4
Broadcom	2.2
Taiwan Semiconductor Manufacturing	2.1
Meta Platforms	1.8
Advanced Micro Devices	1.3
Tencent Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

Investor Class (RPGEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Growth Stock Fund

Advisor Class (PAGLX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Advisor Class	$120	1.10%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection and an underweight in the real estate sector. Our position in health care real estate investment trust Welltower benefited from strong rent and earnings growth, while China Resources Mixc Lifestyle Services saw strength in its mall operations business amid an improving macroeconomic picture in China. An underweight to health care also boosted relative results.

  Conversely, stock selection in financials detracted the most from relative performance, where our exposure to domestic political and fiscal uncertainty in Indonesia, the Philippines, and Argentina—most notably Indonesia’s Bank Mandiri and Bank Central Asia—dampened relative returns. Industrials and business services names also hurt relative returns due to our positions in two Philippine conglomerates, SM Investments and Ayala, which were challenged by slowing growth in their end markets, particularly real estate.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,173	9,151	9,191
2016	9,956	9,906	9,833
2016	10,289	10,283	10,311
2016	10,231	10,205	10,072
2017	10,572	10,792	10,516
2017	11,556	11,405	11,326
2017	12,524	12,037	12,026
2017	13,179	12,573	12,703
2018	14,666	13,757	14,015
2018	14,044	13,021	13,337
2018	14,521	13,357	13,871
2018	13,176	12,508	12,844
2019	14,003	12,728	13,121
2019	15,302	13,680	14,402
2019	15,340	13,751	14,671
2019	15,448	14,082	15,031
2020	16,786	14,769	16,235
2020	15,730	13,002	15,206
2020	19,247	14,741	18,183
2020	20,026	14,771	18,499
2021	23,967	17,283	21,414
2021	25,490	18,949	22,751
2021	26,720	19,632	23,988
2021	27,282	20,277	24,917
2022	23,725	19,569	22,956
2022	20,152	17,918	20,134
2022	19,711	17,574	19,938
2022	18,316	16,230	17,629
2023	19,891	18,005	19,638
2023	19,787	18,287	20,630
2023	21,636	19,843	22,992
2023	19,560	17,935	20,638
2024	22,040	20,651	24,190
2024	23,328	21,481	25,214
2024	24,866	23,220	27,532
2024	25,712	23,816	28,320
2025	26,858	24,931	30,433
2025	25,166	24,024	28,483
2025	27,912	26,906	33,094
2025	30,155	29,208	36,812

202501-4140694, 202512-4880681

F274-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Advisor Class)	17.28%	8.53%	11.67%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,086,542
  Number of Portfolio Holdings239
  Investment Advisory Fees Paid (000s)$6,790
  Portfolio Turnover Rate76.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	38.1%
Financials	18.1
Industrials & Business Services	9.5
Communication Services	9.2
Consumer Discretionary	8.0
Health Care	6.4
Materials	3.2
Consumer Staples	2.5
Energy	2.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.1%
Microsoft	4.5
Apple	4.1
Alphabet	3.6
Amazon.com	2.4
Broadcom	2.2
Taiwan Semiconductor Manufacturing	2.1
Meta Platforms	1.8
Advanced Micro Devices	1.3
Tencent Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

Advisor Class (PAGLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Growth Stock Fund

I Class (RGGIX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - I Class	$74	0.68%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection and an underweight in the real estate sector. Our position in health care real estate investment trust Welltower benefited from strong rent and earnings growth, while China Resources Mixc Lifestyle Services saw strength in its mall operations business amid an improving macroeconomic picture in China. An underweight to health care also boosted relative results.

  Conversely, stock selection in financials detracted the most from relative performance, where our exposure to domestic political and fiscal uncertainty in Indonesia, the Philippines, and Argentina—most notably Indonesia’s Bank Mandiri and Bank Central Asia—dampened relative returns. Industrials and business services names also hurt relative returns due to our positions in two Philippine conglomerates, SM Investments and Ayala, which were challenged by slowing growth in their end markets, particularly real estate.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark	Previous Benchmark
3/6/17	500,000	500,000	500,000
4/30/17	529,056	512,195	520,570
7/31/17	574,092	540,583	552,750
10/31/17	604,600	564,624	583,824
1/31/18	673,363	617,827	644,154
4/30/18	645,490	584,740	612,984
7/31/18	667,984	599,860	637,531
10/31/18	606,614	561,701	590,326
1/31/19	645,443	571,605	603,056
4/30/19	706,023	614,341	661,951
7/31/19	708,516	617,543	674,299
10/31/19	714,499	632,427	690,826
1/31/20	776,391	663,272	746,180
4/30/20	728,147	583,885	698,889
7/31/20	891,874	661,999	835,698
10/31/20	928,869	663,339	850,246
1/31/21	1,112,907	776,153	984,208
4/30/21	1,184,966	850,991	1,045,651
7/31/21	1,243,336	881,656	1,102,521
10/31/21	1,270,971	910,614	1,145,233
1/31/22	1,106,472	878,843	1,055,068
4/30/22	940,473	804,676	925,371
7/31/22	921,026	789,223	916,379
10/31/22	857,051	728,880	810,242
1/31/23	931,623	808,589	902,605
4/30/23	927,385	821,267	948,176
7/31/23	1,015,263	891,114	1,056,738
10/31/23	918,625	805,427	948,548
1/31/24	1,036,342	927,428	1,111,793
4/30/24	1,097,904	964,681	1,158,857
7/31/24	1,171,665	1,042,769	1,265,413
10/31/24	1,212,801	1,069,532	1,301,633
1/31/25	1,268,259	1,119,633	1,398,762
4/30/25	1,189,438	1,078,893	1,309,135
7/31/25	1,320,617	1,208,303	1,521,020
10/31/25	1,428,179	1,311,705	1,691,946

202501-4140694, 202512-4880681

F1072-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Growth Stock Fund (I Class)	17.76%	8.98%	12.89%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.79
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	15.12

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,086,542
  Number of Portfolio Holdings239
  Investment Advisory Fees Paid (000s)$6,790
  Portfolio Turnover Rate76.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	38.1%
Financials	18.1
Industrials & Business Services	9.5
Communication Services	9.2
Consumer Discretionary	8.0
Health Care	6.4
Materials	3.2
Consumer Staples	2.5
Energy	2.3
Other	2.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.1%
Microsoft	4.5
Apple	4.1
Alphabet	3.6
Amazon.com	2.4
Broadcom	2.2
Taiwan Semiconductor Manufacturing	2.1
Meta Platforms	1.8
Advanced Micro Devices	1.3
Tencent Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

I Class (RGGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGEX Global Growth Stock
Fund
PAGLX Global Growth Stock
Fund–
.
Advisor Class
RGGIX Global Growth Stock
Fund–
.
I Class

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 42 .51 $ 32 .35 $ 30 .27 $ 49 .05 $ 37 .06
Investment activities
Net investment income
(loss)
(1)(2)
0 .08 0 .04 0 .08 ( 0 .02 ) ( 0 .03 )
Net realized and unrealized
gain/loss 7 .36 10 .19 2 .02 ( 14 .93 ) 13 .37
Total from investment
activities 7 .44 10 .23 2 .10 ( 14 .95 ) 13 .34
Distributions
Net investment income ( 0 .02 ) ( 0 .07 ) — — ( 0 .03 )
Net realized gain — — ( 0 .02 ) ( 3 .83 ) ( 1 .32 )
Total distributions ( 0 .02 ) ( 0 .07 ) ( 0 .02 ) ( 3 .83 ) ( 1 .35 )
NET ASSET VALUE
End of period $ 49 .93 $ 42 .51 $ 32 .35 $ 30 .27 $ 49 .05
Ratios/Supplemental Data
Total return
(2)(3)
17 .50% 31 .68% 6 .95% ( 32 .72 ) % 36 .63%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .91% 0 .92% 0 .93% 0 .91% 0 .82%
Net expenses after waivers/
payments by Price Associates 0 .91% 0 .92% 0 .93% 0 .91% 0 .82%
Net investment income (loss) 0 .17% 0 .11% 0 .23% ( 0 .04 ) % ( 0 .06 ) %
Portfolio turnover rate 76 .9% 61 .5% 64 .9% 58 .4% 56 .7%
Net assets, end of period (in
thousands) $403,552 $377,291 $333,702 $309,152 $771,508
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 41 .95 $ 31 .94 $ 29 .93 $ 48 .56 $ 36 .78
Investment activities
Net investment income
(loss)
(1)(2)
( 0 .01 ) ( 0 .03 ) 0 .02 ( 0 .06 ) ( 0 .16 )
Net realized and unrealized
gain/loss 7 .26 10 .07 2 .01 ( 14 .82 ) 13 .26
Total from investment
activities 7 .25 10 .04 2 .03 ( 14 .88 ) 13 .10
Distributions
Net investment income — ( 0 .03 ) — — —
Net realized gain — — ( 0 .02 ) ( 3 .75 ) ( 1 .32 )
Total distributions — ( 0 .03 ) ( 0 .02 ) ( 3 .75 ) ( 1 .32 )
NET ASSET VALUE
End of period $ 49 .20 $ 41 .95 $ 31 .94 $ 29 .93 $ 48 .56
Ratios/Supplemental Data
Total return
(2)(3)
17 .28% 31 .45% 6 .79% ( 32 .87 ) % 36 .24%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .12% 1 .12% 1 .10% 1 .10% 1 .10%
Net expenses after
waivers/payments by Price
Associates 1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Net investment income (loss) ( 0 .02 ) % ( 0 .07 ) % 0 .05% ( 0 .18 ) % ( 0 .34 ) %
Portfolio turnover rate 76 .9% 61 .5% 64 .9% 58 .4% 56 .7%
Net assets, end of period (in
thousands) $13,128 $11,756 $13,590 $13,586 $19,156
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 42 .75 $ 32 .51 $ 30 .41 $ 49 .21 $ 37 .16
Investment activities
Net investment income
(1)(2)
0 .18 0 .14 0 .15 0 .09 0 .04
Net realized and unrealized
gain/loss 7 .39 10 .24 2 .03 ( 15 .01 ) 13 .40
Total from investment
activities 7 .57 10 .38 2 .18 ( 14 .92 ) 13 .44
Distributions
Net investment income ( 0 .13 ) ( 0 .14 ) ( 0 .06 ) — ( 0 .07 )
Net realized gain — — ( 0 .02 ) ( 3 .88 ) ( 1 .32 )
Total distributions ( 0 .13 ) ( 0 .14 ) ( 0 .08 ) ( 3 .88 ) ( 1 .39 )
NET ASSET VALUE
End of period $ 50 .19 $ 42 .75 $ 32 .51 $ 30 .41 $ 49 .21
Ratios/Supplemental Data
Total return
(2)(3)
17 .76% 32 .02% 7 .18% ( 32 .57 ) % 36 .83%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .70% 0 .70% 0 .70% 0 .69% 0 .67%
Net expenses after
waivers/payments by Price
Associates 0 .68% 0 .69% 0 .69% 0 .69% 0 .67%
Net investment income 0 .40% 0 .35% 0 .47% 0 .25% 0 .09%
Portfolio turnover rate 76 .9% 61 .5% 64 .9% 58 .4% 56 .7%
Net assets, end of period (in
thousands) $669,862 $724,001 $578,915 $676,552 $889,213
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.1%
Common Stocks 1.1%
Grupo Financiero Galicia, ADR (USD)  50,854 3,007
MercadoLibre (USD) (1) 2,745 6,388
Vista Energy, ADR (USD) (1) 50,267 2,436
Total Argentina (Cost $4,914) 11,831
AUSTRALIA 0.3%
Common Stocks 0.3%
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134
(USD) (1)(2)(3) 1,839 3,027
3,027
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (USD) (1)(2)(3) 88 145
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (USD) (1)(2)(3) 10 17
162
Total Australia (Cost $3,301) 3,189
BRAZIL 0.9%
Common Stocks 0.9%
Banco BTG Pactual  407,035 3,703
NU Holdings, Class A (USD) (1) 391,096 6,301
Total Brazil (Cost $5,944) 10,004
CANADA 2.0%
Common Stocks 2.0%
Brookfield  82,870 3,816
Franco-Nevada (USD)  15,083 2,815
Great-West Lifeco  60,772 2,576
Shopify, Class A (USD) (1) 69,249 12,040
Total Canada (Cost $11,300) 21,247

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.9%
Convertible Preferred Stocks 0.9%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 9,408
Total Cayman Islands (Cost $1,202) 9,408
CHINA 4.5%
Common Stocks 3.6%
Alibaba Group Holding (HKD)  596,368 12,690
BeOne Medicines, ADR (USD) (1) 9,373 2,910
China Resources Mixc Lifestyle Services (HKD)  722,400 3,780
KE Holdings, Class A (HKD)  235,700 1,337
PDD Holdings, ADR (USD) (1) 11,373 1,534
Tencent Holdings (HKD)  156,600 12,720
Trip.com Group (HKD)  54,100 3,807
Xiaomi, Class B (HKD) (1) 99,600 552
39,330
Common Stocks - China A Shares 0.9%
Contemporary Amperex Technology, A Shares (CNH)  30,200 1,651
Hongfa Technology, A Shares (CNH)  959,720 4,110
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  224,200 2,019
Luxshare Precision Industry, A Shares (CNH)  255,100 2,260
10,040
Total China (Cost $35,036) 49,370
FRANCE 2.0%
Common Stocks 2.0%
Airbus  28,746 7,088
Eurofins Scientific  64,769 4,568
LVMH Moet Hennessy Louis Vuitton  3,043 2,151
Sartorius Stedim Biotech  11,761 2,813
Schneider Electric  5,555 1,583
SPIE  55,999 2,850
TotalEnergies  14,602 911
Total France (Cost $15,513) 21,964

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.5%
Common Stocks 2.4%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 364
Deutsche Telekom  93,662 2,901
Infineon Technologies  128,660 5,107
Rheinmetall  2,546 5,005
SAP  24,231 6,302
Siemens  22,695 6,432
26,111
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 1,464
1,464
Total Germany (Cost $20,966) 27,575
HONG KONG 0.2%
Common Stocks 0.2%
Futu Holdings, ADR (USD)  11,936 2,376
Total Hong Kong (Cost $1,708) 2,376
INDIA 3.4%
Common Stocks 3.4%
Astral  56,582 924
Bharti Airtel  192,903 4,467
Eternal (1) 237,144 846
Godrej Consumer Products  187,163 2,357
HDFC Bank  190,988 2,124
HDFC Life Insurance  370,053 3,048
ICICI Bank  136,513 2,068
JSW Energy  314,180 1,866
KEI Industries  45,589 2,070
Kotak Mahindra Bank  314,977 7,461
Larsen & Toubro  69,979 3,175
LG Electronics India (1) 62,802 1,177
MakeMyTrip (USD) (1) 35,512 2,841
Reliance Industries  33,935 568

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 —
Titan  52,692 2,223
37,215
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(2)(3) 1,977 —
—
Total India (Cost $40,119) 37,215
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  5,102,100 2,612
Bank Mandiri Persero  8,108,100 2,297
Cisarua Mountain Dairy  14,733,200 5,026
Mayora Indah  9,801,500 1,253
Sumber Alfaria Trijaya  20,815,400 2,514
Total Indonesia (Cost $10,665) 13,702
ISRAEL 0.2%
Common Stocks 0.2%
CyberArk Software (USD) (1) 3,721 1,938
Total Israel (Cost $1,451) 1,938
ITALY 0.4%
Common Stocks 0.4%
PRADA (HKD)  317,700 1,875
UniCredit  30,809 2,281
Total Italy (Cost $4,113) 4,156
JAPAN 2.6%
Common Stocks 2.6%
Chugai Pharmaceutical (4) 121,000 5,538
Hitachi  101,000 3,450
Keyence  7,200 2,672
Lasertec  8,800 1,787

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi Heavy Industries  64,900 1,959
Mitsui  73,300 1,803
Nippon Sanso Holdings  35,000 1,162
Rakuten Bank (1)(4) 61,000 3,348
Recruit Holdings  36,700 1,820
Renesas Electronics  305,500 3,773
Tokyo Seimitsu (4) 21,600 1,486
Total Japan (Cost $23,208) 28,798
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  663,215 5,723
Total Mexico (Cost $3,682) 5,723
NETHERLANDS 1.8%
Common Stocks 1.8%
Adyen (1) 2,196 3,763
Argenx, ADR (USD) (1) 3,166 2,592
ASM International  3,724 2,416
ASML Holding (USD)  7,144 7,567
BE Semiconductor Industries  18,706 3,189
Total Netherlands (Cost $9,369) 19,527
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria (1) 446,030 599
Total Nigeria (Cost $929) 599
PERU 0.7%
Common Stocks 0.7%
Credicorp (USD)  3,678 960
InRetail Peru (USD)  153,652 3,904
Southern Copper (USD)  17,742 2,463
Total Peru (Cost $5,997) 7,327

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.1%
Common Stocks 1.1%
Ayala  151,930 1,207
BDO Unibank  2,175,593 4,934
International Container Terminal Services  330,540 2,981
SM Investments  214,776 2,658
Total Philippines (Cost $10,482) 11,780
PORTUGAL 0.1%
Common Stocks 0.1%
Galp Energia  58,630 1,178
Total Portugal (Cost $778) 1,178
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Al Rajhi Bank  187,029 5,286
Total Saudi Arabia (Cost $4,118) 5,286
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 34,455 5,384
Total Singapore (Cost $381) 5,384
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Capitec Bank Holdings  13,377 2,960
Total South Africa (Cost $2,780) 2,960
SOUTH KOREA 1.6%
Common Stocks 1.4%
Samsung Electronics  113,921 8,576
SK hynix  17,950 6,984
15,560

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.2%
Samsung Electronics  29,120 1,718
1,718
Total South Korea (Cost $9,225) 17,278
SPAIN 0.8%
Common Stocks 0.8%
Banco Bilbao Vizcaya Argentaria (4) 365,396 7,361
Indra Sistemas  18,791 1,040
Total Spain (Cost $8,081) 8,401
SWEDEN 0.3%
Common Stocks 0.3%
Saab, Class B  24,110 1,327
Spotify Technology (USD) (1) 2,411 1,580
Total Sweden (Cost $2,947) 2,907
SWITZERLAND 0.5%
Common Stocks 0.5%
Nestle  16,986 1,623
Partners Group Holding (4) 2,837 3,474
Total Switzerland (Cost $5,741) 5,097
TAIWAN 2.2%
Common Stocks 2.2%
Elite Material  30,000 1,318
Taiwan Semiconductor Manufacturing  266,000 12,864
Taiwan Semiconductor Manufacturing, ADR (USD)  33,962 10,203
Total Taiwan (Cost $11,632) 24,385
UNITED KINGDOM 2.0%
Common Stocks 1.8%
Ashtead Group  15,120 1,010
AstraZeneca, ADR (USD)  62,875 5,181
Experian  78,008 3,639

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
RELX  17,944 793
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 797
Standard Chartered  149,078 3,060
Unilever, ADR (USD) (4) 87,174 5,247
19,727
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(2)(3) 168,674 1,336
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 923
2,259
Total United Kingdom (Cost $20,124) 21,986
UNITED STATES 63.1%
Common Stocks 59.7%
Advanced Micro Devices (1) 53,836 13,788
Allstate  19,192 3,676
Alnylam Pharmaceuticals (1) 1,140 520
Alphabet, Class C  136,829 38,561
Amazon.com (1) 108,694 26,545
American International Group (4) 32,687 2,581
Amphenol, Class A  68,239 9,508
Apollo Global Management  11,926 1,483
Apple  165,863 44,844
AppLovin, Class A (1) 7,424 4,732
Ares Management, Class A  21,594 3,211
Arista Networks (1) 57,081 9,001
AvalonBay Communities, REIT  7,755 1,349
Bank of America  177,301 9,477
Block (1) 94,507 7,177
Boeing (1) 34,461 6,927
Booz Allen Hamilton Holding  3,137 273
Broadcom  65,289 24,133
Capital One Financial  30,469 6,703
Carvana (1) 11,963 3,667
Caterpillar  12,342 7,125
Charles Schwab  61,453 5,809
Chipotle Mexican Grill (1) 12,970 411
Chubb  15,901 4,404
Cigna Group  13,588 3,321
Citigroup  48,734 4,933

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Coca-Cola  11,768 811
Cognex  22,474 930
Coinbase Global, Class A (1) 4,570 1,571
Colgate-Palmolive  23,005 1,773
ConocoPhillips  50,502 4,488
Constellation Energy  10,737 4,048
Coupang (1) 139,821 4,470
Credo Technology Group Holding (1) 12,149 2,279
Crowdstrike Holdings, Class A (1) 8,485 4,607
CSX  71,380 2,571
Danaher  25,748 5,546
Datadog, Class A (1) 38,569 6,279
Deere  5,060 2,336
Eli Lilly  8,816 7,607
Encompass Health  31,349 3,569
Entegris  44,440 4,069
EOG Resources  22,726 2,405
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(2)(3) 5,386 2,785
EQT (4) 55,190 2,957
Fifth Third Bancorp (4) 100,459 4,181
Galaxy Digital, Class A (1)(4) 135,279 4,736
GE Vernova  1,883 1,102
General Electric  28,138 8,693
Gilead Sciences  13,113 1,571
Goldman Sachs Group  6,075 4,795
Home Depot  9,385 3,562
Hubbell  10,007 4,703
HubSpot (1) 8,443 4,153
Huntington Bancshares  253,275 3,911
Intel (1) 100,664 4,026
International Paper  29,116 1,125
Intuit  7,883 5,262
Intuitive Surgical (1) 11,650 6,224
JPMorgan Chase  30,951 9,629
Keysight Technologies (1) 22,190 4,060
KKR  34,493 4,082
Linde  13,956 5,838
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 —
Marriott International, Class A  3,568 930
Marsh & McLennan  6,942 1,237
Meta Platforms, Class A  30,044 19,479
MetLife  43,854 3,500

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Microsoft  93,956 48,651
Monolithic Power Systems  1,736 1,745
Morgan Stanley  24,105 3,953
Natera (1) 26,648 5,301
Netflix (1) 7,001 7,833
NextEra Energy  54,455 4,433
NVIDIA  328,241 66,466
Old Dominion Freight Line  23,286 3,270
Oracle  21,213 5,571
Pinterest, Class A (1) 40,375 1,336
Roper Technologies  3,806 1,698
Salesforce  2,352 613
Samsara, Class A (1) 72,426 2,909
ServiceNow (1) 5,454 5,014
SLB  70,199 2,531
Steel Dynamics  24,247 3,802
Strategy (1)(4) 8,678 2,339
Stryker  16,726 5,958
Synopsys (1) 2,672 1,213
Targa Resources  6,576 1,013
TechnipFMC  55,669 2,302
Teledyne Technologies (1) 10,080 5,310
Tesla (1) 8,485 3,874
Tradeweb Markets, Class A  30,787 3,245
UnitedHealth Group  8,449 2,886
Uranium Energy (1)(4) 190,914 2,889
Valero Energy  11,605 1,968
Vertex Pharmaceuticals (1) 2,731 1,162
Vertiv Holdings, Class A  24,877 4,798
Visa, Class A  23,238 7,918
Walmart  15,169 1,535
Waste Connections  21,276 3,568
Watts Water Technologies, Class A  7,312 1,993
Welltower, REIT  41,264 7,470
Xcel Energy  74,468 6,045
648,671
Convertible Preferred Stocks 3.4%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 3,422
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,105 (1)(2)(3) 4,068 1,105

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 9,111
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $330 (1)(2)(3) 8,033 531
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)
(3) 79,700 1,161
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 181
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 3,973
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879 (1)(2)(3) 39,374 1,853
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 10,198
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $296 (1)(2)(3) 17,192 282
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)
(2)(3) 20,496 373
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 4,674
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(2)(3) 2,283 357
37,221
Total United States (Cost $408,475) 685,892
VIETNAM 1.9%
Common Stocks 1.9%
Asia Commercial Bank  8,280,239 8,048
Bank for Foreign Trade of Vietnam  1,770,410 4,008
Hoa Phat Group (1) 1,565,700 1,590
Khang Dien House Trading & Investment (1) 908,120 1,237
Military Commercial Joint Stock Bank  1,215,031 1,090
Phu Nhuan Jewelry  1,213,200 4,364
Total Vietnam (Cost $18,504) 20,337
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.12% (5)(6) 1,741,092 1,741
Total Short-Term Investments (Cost $1,741) 1,741

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 4.12% (5)(6) 33,618,951 33,619
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 33,619
Total Securities Lending Collateral (Cost $33,619) 33,619
Total Investments in Securities
103.5% of Net Assets
(Cost $738,045) $ 1,124,180
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $57,487 and represents 5.3% of net assets.
(4) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 112++
Totals $ —# $ — $ 112+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 877  ¤  ¤ $ 35,360
Total $ 35,360^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $112 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $35,360.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $738,045) $ 1,124,180
Receivable for investment securities sold 39,338
Foreign currency (cost $2,002) 2,002
Dividends receivable 217
Receivable for shares sold 185
Other assets 642
Total assets 1,166,564
Liabilities
Payable for shares redeemed 39,977
Obligation to return securities lending collateral 33,619
Payable for investment securities purchased 4,996
Investment management fees payable 597
Due to affiliates 92
Other liabilities 741
Total liabilities 80,022
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,086,542

T. ROWE PRICE Global Growth Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 486,850
Paid-in capital applicable to 21,694,078 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 599,692
NET ASSETS $ 1,086,542
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $403,552; Shares outstanding: 8,081,623) $ 49.93
Advisor Class
(Net assets: $13,128; Shares outstanding: 266,838) $ 49.20
I Class
(Net assets: $669,862; Shares outstanding: 13,345,617) $ 50.19

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $760) $ 11,708
Securities lending 28
Other 1
Total income 11,737
Expenses
Investment management 6,867
Shareholder servicing
Investor Class $ 830
Advisor Class 20
I Class 87 937
Rule 12b-1 fees
Advisor Class 29
Prospectus and shareholder reports
Investor Class 35
Advisor Class 1
I Class 15 51
Custody and accounting 273
Legal and audit 116
Registration 78
Directors 3
Miscellaneous 42
Waived / paid by Price Associates (77)
Total expenses 8,319
Net investment income 3,418

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $578) 152,199
Foreign currency transactions 20
Net realized gain 152,219
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(178)) 20,263
Other assets and liabilities denominated in foreign currencies 29
Change in net unrealized gain / loss 20,292
Net realized and unrealized gain / loss 172,511
INCREASE IN NET ASSETS FROM OPERATIONS $ 175,929

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,418 $ 2,810
Net realized gain 152,219 96,771
Change in net unrealized gain / loss 20,292 186,055
Increase in net assets from operations 175,929 285,636
Distributions to shareholders
Net earnings
Investor Class (134) (751)
Advisor Class – (12)
I Class (2,243) (2,517)
Decrease in net assets from distributions (2,377) (3,280)
Capital share transactions
*
Shares sold
Investor Class 59,877 59,253
Advisor Class 1,075 825
I Class 42,396 57,533
Distributions reinvested
Investor Class 112 636
Advisor Class – 12
I Class 2,201 2,478
Shares redeemed
Investor Class (96,618) (115,456)
Advisor Class (1,604) (6,366)
I Class (207,497) (94,430)
Decrease in net assets from capital share
transactions (200,058) (95,515)

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase (decrease) during period (26,506) 186,841
Beginning of period 1,113,048 926,207
End of period $ 1,086,542 $ 1,113,048
*Share information (000s)
Shares sold
Investor Class 1,369 1,522
Advisor Class 24 22
I Class 955 1,467
Distributions reinvested
Investor Class 2 18
Advisor Class – –
I Class 50 69
Shares redeemed
Investor Class (2,164) (2,981)
Advisor Class (37) (167)
I Class (4,595) (2,408)
Decrease in shares outstanding (4,396) (2,458)

T. ROWE PRICE Global Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S. The fund has three classes of shares:
the Global Growth Stock Fund (Investor Class), the Global Growth Stock
Fund–Advisor Class (Advisor Class) and the Global Growth Stock Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Global Growth Stock Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2025, the fund realized $18,289,000 of net gain on $34,199,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE Global Growth Stock Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Global Growth Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Growth Stock Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2025, totaled $7,216,000 for the year ended October 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 731,649 $ 297,966 $ 6,973 $ 1,036,588
Convertible Preferred Stocks — — 50,514 50,514
Preferred Stocks — 1,718 — 1,718
Short-Term Investments 1,741 — — 1,741
Securities Lending Collateral 33,619 — — 33,619
Total $ 767,009 $ 299,684 $ 57,487 $ 1,124,180
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
10/31/25
Investment in Securities
Common Stocks $ 8,058 $ 82 $ — $ (1,167) $ 6,973
Convertible Preferred Stocks 51,231 15,182 1,731 (17,630) 50,514
Total $ 59,289 $ 15,264 $ 1,731 $ (18,797) $ 57,487

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 6,973 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
5.6x
– 14.9x
7.6x Increase
Sales growth
rate
17%
– 25%
23% Increase
Enterprise
value to gross
profit multiple
7.8x
– 19.1x
10.2x Increase
Gross profit
growth rate
20%
– 24%
22% Increase
Premium to
public company
multiples
30% 30% Increase
Discount
for lack of
recoverability
—# —# —#
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 50,514 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Company
Valuation
—# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.8x
– 73.2x
47.9x Increase

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
13%
– 157%
118% Increase
Enterprise
value to sales
multiple
2.1x
– 280.7x
45.1x Increase
Sales growth
rate
15%
– 201%
96% Increase
Enterprise
value to gross
merchandise
value
0.4x
– 0.5x
0.5x Increase
Gross
merchandise
value growth
rate
4% 4% Increase
Enterprise
value to
EBITDA
multiple
8.4x
– 26.2x
16.7x Increase
EBITDA growth
rate
68%
- 170%
140% Increase
Price-to-
earnings
multiple
17.5x
– 19.5x
18.5x Increase
Earnings
growth rate
17% 17% Increase
Premium to
public company
multiples
17%
– 51%
35% Increase
Cost of Capital 21%-
30%
24% Decrease
Discount
for lack of
recoverability
—# —# —#

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
20%
- 74%
56% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase

T. ROWE PRICE Global Growth Stock Fund

emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $32,332,000; the value of cash collateral and related investments was $33,619,000.

T. ROWE PRICE Global Growth Stock Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $830,960,000 and
$993,564,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 2,377 $ 3,280

T. ROWE PRICE Global Growth Stock Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended October 31, 2025, the fund utilized
$12,838,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 743,808
Unrealized appreciation $ 421,201
Unrealized depreciation (41,443)
Net unrealized appreciation (depreciation) $ 379,758
($000s)
Undistributed ordinary income $ 3,250
Undistributed long-term capital gain 103,842
Net unrealized appreciation (depreciation) 379,758
Total distributable earnings (loss) $ 486,850

T. ROWE PRICE Global Growth Stock Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Global Growth Stock Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $197,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.10% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $— $(2) $(75)

T. ROWE PRICE Global Growth Stock Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2025, expenses incurred pursuant to these service agreements were $121,000 for Price Associates; $542,000 for T. Rowe Price Services, Inc.;
and $8,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 279,556 shares of the I Class, representing 2% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Global Growth Stock Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Growth Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Growth Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $14,527,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $10,211,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,030,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F174-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025